SCHEDULE OF CONVERTIBLE NOTES PAYABLES (Details) - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Related Party [Member]
Short-Term Debt [Line Items]
Convertible notes payable – related parties		$ 445,117
Convertible notes payable		445,117
Current [Member]
Short-Term Debt [Line Items]
Total outstanding principal		3,564,006
Less: discounts		(725,869)
Total notes payable		2,838,137
Convertible notes payable – related parties		2,939,020
Convertible notes payable		2,939,020
Current [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Convertible notes payable – related parties		445,117
Convertible notes payable		445,117
Current [Member] | Evergreen 2022 [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[1]	48,000
Current [Member] | Evergreen 2023 [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[2]	834,000
Current [Member] | GS Capital [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[3]
Current [Member] | Chambers [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[4]	60,000
Current [Member] | Eleven 11 [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[5]	114,000
Current [Member] | Cavalry Fund [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[6]	468,000
Current [Member] | Keystone Capital [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[7]	180,000
Current [Member] | Diagonal lending [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[8]	52,006
Current [Member] | Seven Knots [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[9]	60,000
Current [Member] | Sikka [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Titan 5 – Bridge Note	[10]	120,000
Current [Member] | Miller [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Titan 5 – Bridge Note	[11]	60,000
Current [Member] | Calvary Fund Bridge Notes [Member]
Short-Term Debt [Line Items]
Evergreen – Bridge Note	[12]	604,000
Current [Member] | Evergreen Bridge Note [Member]
Short-Term Debt [Line Items]
Evergreen – Bridge Note	[13]	604,000
Current [Member] | Miller Bridge Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Titan 5 – Bridge Note	[14]	240,000
Current [Member] | Titan Five Bridge Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Titan 5 – Bridge Note	[15]	120,000
Non Current [Member]
Short-Term Debt [Line Items]
Total outstanding principal
Less: discounts
Total notes payable
Convertible notes payable – related parties
Convertible notes payable
Non Current [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Convertible notes payable – related parties
Convertible notes payable
Non Current [Member] | Evergreen 2022 [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[1]
Non Current [Member] | Evergreen 2023 [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[2]
Non Current [Member] | GS Capital [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[3]
Non Current [Member] | Chambers [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[4]
Non Current [Member] | Eleven 11 [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[5]
Non Current [Member] | Cavalry Fund [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[6]
Non Current [Member] | Keystone Capital [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[7]
Non Current [Member] | Diagonal lending [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[8]
Non Current [Member] | Seven Knots [Member]
Short-Term Debt [Line Items]
Total outstanding principal	[9]
Non Current [Member] | Sikka [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Titan 5 – Bridge Note	[10]
Non Current [Member] | Miller [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Titan 5 – Bridge Note	[11]
Non Current [Member] | Calvary Fund Bridge Notes [Member]
Short-Term Debt [Line Items]
Evergreen – Bridge Note	[12]
Non Current [Member] | Evergreen Bridge Note [Member]
Short-Term Debt [Line Items]
Evergreen – Bridge Note	[13]
Non Current [Member] | Miller Bridge Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Titan 5 – Bridge Note	[14]
Non Current [Member] | Titan Five Bridge Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Titan 5 – Bridge Note	[15]

[1]	On October 31, 2022, the Company issued a 20% original issue discount Senior Secured Promissory Notes (the “Evergreen – 2022 Note”) to Evergreen Capital Management, LLC (“Evergreen”). The Evergreen – 2022 Note has a principal amount of $48,000, an annual interest rate of 10% per annum and a maturity date of July 21, 2023. The Evergreen – 2022 Note contains a conversion feature, enabling it to convert into shares of the Company’s common stock upon the event of default. The conversion price is equal to 75% of the price per share at which the Company’s stock is sold to the public in a qualified offering. A qualified offering is defined as a transaction in which the Company issues and sells shares of its equity securities in an equity financing with total proceeds to the Company of not less than $1,000,000. The conversion feature contains a variable settlement feature which was determined to be a derivative liability (Note 11 – Derivative Liabilities). Subsequent to June 30, 2023, the Evergreen 2022 Note was cancelled in exchange for rights to receive equity instruments (Note 16 – Subsequent Events).
[2]	Between January 1, 2023 and April 6, 2023 the Company issued five 20% original issue discount Senior Secured Promissory Notes (the “Evergreen – 2023 Notes”) to Evergreen
[3]	On July 5, 2022, the Company issued an original issue discount Senior Secured Promissory Note (the “GS Capital Note”) to GS Capital Partners, LLC (“GS Capital”) that is dated as of July 5, 2022, and has a principal amount of $36,000. As of June 30, 2023, the Company has repaid the remaining outstanding principal balance. The GS Capital Note has an annual interest rate of 12% per annum and a maturity date of July 5, 2023. The GS Capital Note contains a conversion feature, enabling it to convert into shares of the Company’s common stock upon default. The conversion price is equal to the lowest trading price of the Company’s common stock for the 12 trading days immediately preceding the delivery of a notice of conversion. The conversion feature contains a variable settlement feature which was determined to be a derivative liability, however upon completing repayment of the principal balance, the derivative liability was reduced to $0 (Note 11 - Derivative Liabilities).
[4]	On February 16, 2023 the Company issued a 20% original issue discount Senior Secured Promissory Note (the “Chambers Note”) to the James D. Chambers Living Trust (“Chambers”) with a principal amount of $60,000. The Chambers Note has an annual interest rate of 10% per annum and a maturity date of February 28, 2024. The Chambers Note also contains a conversion feature, enabling it to convert into shares of the Company’s common stock upon default. The conversion price is equal to the lower of (1) $0.015 per share or (2) 90% of the average of the two lowest volume-weighted average price of the five trading days ending on the day immediately prior to the conversion date. The conversion feature contains a variable settlement feature which was determined to be a derivative liability (Note 11 - Derivative Liabilities). Subsequent to June 30, 2023, the Chambers Note was cancelled in exchange for rights to receive equity instruments (Note 16 – Subsequent Events).
[5]	On February 14, 2023 and March 14, 2023 the Company issued two
[6]	Between February 16, 2023 and April 26, 2023 the Company issued four
[7]	Between March 3, 2023 and April 18, 2023 the Company issued three
[8]	On November 22, 2022 the Company issued an original issue discount Senior Secured Promissory Note (the “Diagonal Note”) to 1800 Diagonal Lending, LLC (“Diagonal”) with a principal balance of $130,016
[9]	On April 17, 2023, the Company issued a
[10]	On May 12, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Note (the “Sikka Note”) to Ajay Sikka (“Sikka”), a current director and former chief executive officer of the Company. The Sikka Note had a principal amount of $120,000, an annual interest rate of 10% per annum and a maturity date of May 31, 2024. The Sikka Note also contained a conversion feature, enabling it to convert into shares of the Company’s common stock upon default. The conversion price was equal to the lower of (1) $0.015 per share or (2) 90% of the average of the two lowest volume-weighted average price of the five trading days ending on the day immediately prior to the conversion date. The conversion feature contained a variable settlement feature that was determined to be a derivative liability (Note 11 - Derivative Liabilities). Subsequent to June 30, 2023, the Sikka Note was cancelled in exchange for rights to receive equity instruments (Note 16 – Subsequent Events).
[11]	On May 12, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Note (the “Miller Note”) to Glen Miller, the Company’s chief executive officer. The Miller Note had a principal amount of $60,000, an annual interest rate of 10% per annum, and a maturity date of May 31, 2024. The Miller Note also contained a conversion feature, enabling it to convert into shares of the Company’s common stock upon default. The conversion price was equal to the lower of (1) $0.015 per share or (2) 90% of the average of the two lowest volume-weighted average price of the five trading days ending on the day immediately prior to the conversion date. The conversion feature contained a variable settlement feature that was determined to be a derivative liability (Note 11 - Derivative Liabilities). Subsequent to June 30, 2023, the Miller Note was cancelled in exchange for rights to receive equity instruments (Note 16 – Subsequent Events).
[12]	On May 19, 2023 and June 16, 2023 the Company issued two
[13]	On May 19, 2023 and June 16, 2023, the Company issued two 20% original issue discount Senior Secured Promissory Notes to Evergreen (the “Evergreen Bridge Notes”) with principal amounts of $400,000 and $204,000, respectively. The Evergreen Bridge Notes have an annual interest rate of 10% per annum and were issued with maturity dates of May 19, 2024 and June 16, 2024. The Evergreen Bridge Notes both contain identical “rollover rights” conversion features that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.
[14]	On June 13, 2023 the Company sold and issued a 20% original issue discount Senior Secured Promissory Note (the “Miller Bridge Note”) to Glen Miller, the Company’s chief executive officer. The Miller Bridge Note has a principal amount of $240,000. The Miller Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of June 13, 2024. The Miller Bridge Note contains a “rollover rights” conversion feature that enables the holders to convert all or part of the Miller Bridge Note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public offering.
[15]	On June 13, 2023 the Company sold and issued a 20% original issue discount Senior Secured Promissory Note (the “Titan 5 Bridge Note”) to Titan 5, a shareholder of the Company. The Titan 5 Bridge Note has a principal amount of $120,000, an annual interest rate of 10%, and was issued with a maturity date of June 13, 2024. The Titan 5 Bridge Note contains a “rollover rights” conversion feature that enables the holders to convert all or part of the Titan 5 Bridge Note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.